CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 28, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS:
Cash and cash equivalents consisted mainly of bank balances as at December 28, 2025 and December 29, 2024. Cash equivalents relate to highly liquid investments with an original maturity of three months or less at the time of purchase.